Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	72 Months Ended	82 Months Ended	120 Months Ended
		Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000212575
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Healthcare Technology and Innovation ETF
C000131868
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Robotics and Automation Index ETF
C000212574
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Artificial Intelligence ETF
Without Sales Load [Member] | C000212575
Average Annual Return [Line Items]
Average Annual Return, Percent		24.45%	(6.20%)		4.88%
Without Sales Load [Member] | C000131868
Average Annual Return [Line Items]
Average Annual Return, Percent		58.93%	4.82%			12.63%
Without Sales Load [Member] | C000212574
Average Annual Return [Line Items]
Average Annual Return, Percent		58.87%	11.50%	19.16%
VettaFi Full World Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	VettaFi Full World Index (USD) (TR)
Average Annual Return, Percent		31.56%	11.12%		13.54%
VettaFi Full World Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	VettaFi Full World Index (USD) (TR)
Average Annual Return, Percent		31.56%	11.12%			12.93%
VettaFi Full World Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	VettaFi Full World Index (USD) (TR)
Average Annual Return, Percent		31.56%	11.12%	16.49%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		31.05%	13.14%		15.72%
ROBO Global® Healthcare Technology and Innovation Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Healthcare Technology and Innovation Index (USD) (NR)
Average Annual Return, Percent		25.31%	(5.59%)		5.59%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		31.05%	13.14%			15.26%
ROBO Global® Robotics and Automation Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Robotics and Automation Index (USD) (NR)
Average Annual Return, Percent		60.60%	5.69%			13.49%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		31.05%	13.14%	17.98%
ROBO Global® Artificial Intelligence Index (USD) (PR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Artificial Intelligence Index (USD) (PR)
Average Annual Return, Percent		59.47%	11.84%	19.58%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.